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                              Smith Barney Trust II
                                125 Broad Street
                            New York, New York 10004



                                   May 4, 2004


VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: Smith Barney Trust II (filing relates to Smith Barney International Large Cap Fund)
              (File Nos. 002-90519 and 811-04007)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, Smith Barney Trust II, a Massachusetts business trust (the "Trust"), hereby certifies that the forms of the Prospectus and Statement of Additional Information that would have been filed by the Trust pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment Number 60 to the Trust's registration statement on Form N-1A (the "Amendment") would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on April 28, 2004, is the most recent amendment to the Trust's registration statement relating to the above referenced series of the Trust.

         Please call the undersigned at (203) 890-7027 with any questions relating to this filing.

Sincerely,

/s/ Rosemary D. Emmens


Rosemary D. Emmens
Assistant Secretary